UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2002
                                                     --------------
Check here if Amendment                     [ ]      Amendment Number: _____
This Amendment (Check only one.):           [ ]      is a restatement.
                                            [ ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Brahman Capital Corp.
Address:        350 Madison Avenue
                New York, New York 10017


Form 13F File Number:               28-4455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William D'Eredita
Title:   Chief Financial Officer
Phone:  (212) 681-9797

Signature, Place, and Date of Signing:


/s/ William D'Eredita         New York, New York       August 9, 2002
---------------------         ----------------------   ------------------
[Signature]                   [City, State]              [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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               Item 1                       Item 2            Item 3             Item 4            Item 5


                                                                                                    Shares or
                                            Title            CUSIP            Fair Market       Principal
              Name of Issuer               of Class           Number              Value            Amount
-----------------------------------------------------------------------------------------------------------------------

AETNA INC                                  COMMON          00817Y-10-9              63,306,009.00      1,319,700
AMERICREDIT CORP                           COMMON          03060R-95-2               1,647,300.00          3,230 (P)
AON CORP                                   COMMON          037389-10-3              29,941,362.00      1,015,650
AON CORP                                   COMMON          037389-90-3                 140,838.00          2,965 (C)
AON CORP                                   COMMON          037389-90-3                  39,625.00          3,170 (C)
ADVANCED MEDICAL OPTICS                    COMMON          00763M-10-8               1,070,000.00        100,000
DAVIDA INC.                                COMMON          23918K-10-8              55,943,423.00      2,350,564
DAVITA INC                                 COMMON          23918k-90-8                 263,313.00          1,915 (C)
ECHOSTAR COMMUNICATIONS                    COMMON          278762-10-9              55,602,141.00      2,995,805
ECHOSTAR COMMUNICATIONS                    COMMON          278762-90-9               3,281,250.00          5,250 (C)
EDISON INTERNATIONAL                       COMMON          281020-10-7                 170,000.00         10,000
ENTERASYS NEWORKS                          COMMON          293631-10-4               1,042,368.00        585,600
EQUITABLE RESOURCES                        COMMON          294549-10-0              17,425,086.00        508,020
FAIR ISAAC & CO                            COMMON          303250-10-4              24,823,424.00        755,200
FIND SVP INC.                              COMMON          317718-30-2                 506,250.00        375,000
FOOT LOCKER INC.                           COMMON          344849-10-4               3,612,500.00        250,000
HUGHES ELECTRONICS CORP.                   COMMON          370441-90-5                 826,875.00          5,250 (C)
GTECH HOLDINGS CORP.                       COMMON          400518-10-6              38,775,339.00      1,518,220
HNC SOFTWARE                               COMMON          40425P-10-7               1,100,530.00         65,900
IMAGISTICS INTL INC                        COMMON          45247T-10-4              11,532,611.00        537,150
INTEL CORP                                 COMMON          458140-95-0               4,600,800.00          3,240 (P)
INTERGRAPH CORP                            COMMON          458683-10-9              16,224,432.00        930,300
IRON MOUNTAIN                              COMMON          462846-10-6              35,488,452.00      1,150,355
JARDEN CORP                                COMMON          471109-10-8                 772,200.00         39,000
KEY3MEDIA GROUP INC.                       COMMON          49326R-10-4                 916,757.00      1,992,950
KINDER MORGAN LTD                          COMMON          49455P-10-1              15,322,060.00        403,000
MOORE LTD                                  COMMON          615785-10-2              16,350,964.00      1,424,300
PLAINS ALL AMERICAN PIPELINE               COMMON          726503-10-5                 193,425.00          7,500
PPL CORP                                   COMMON          69351T-10-6                 158,784.00          4,800
PRUDENTIAL FINANCIAL                       COMMON          744320-10-2              14,981,976.00        449,100
PRUDENTIAL FINANCIAL                       COMMON          744320-90-2               2,777,250.00          4,025 (C)
PUBLIC SERVICE ENT GROUP                   COMMON          744573-10-6                 108,250.00          2,500
RJ REYNOLDS                                COMMON          76182K-90-5                 921,500.00          1,900 (C)
VELOCITY EXPRESS CORP.                     COMMON          92257T-10-3                 478,377.00        156,845
WHX CORP HOLDINGGS                         COMMON          929248-10-2                 154,050.00        195,000
WILLIAMS COMM GROUP                        COMMON          969455-10-4                     164.00          7,812
WILLIAMS COS INC                           COMMON          969457-10-0                  56,905.00          9,500
WYNDHAM INTERNATIONAL                      COMMON          983101-10-6                 213,092.00        183,700


                                                                              --------------------
                                                                                   420,769,682.00
                                                                              ====================


Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at June 30, 2002 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.

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                   Item 1                           Item 6                      Item 7                      Item 8
                                    ----------------------------------------               ----------------------------------------


                                     a) Sole     b) Shared     c) Shared-      Managers      a) Sole      b) Shared     c) Shared-
                                                 As Defined       Other       See Instr.                 As Defined       Other
               Name of Issuer                   in Instr. V                       V                      in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------

AETNA INC                               x                                         1             x
AMERICREDIT CORP                        x                                         1             x
AON CORP                                x                                         1             x
AON CORP                                x                                         1             x
AON CORP                                x                                         1             x
ADVANCED MEDICAL OPTICS                 x                                         1             x
DAVIDA INC.                             x                                         1             x
DAVITA INC                              x                                         1             x
ECHOSTAR COMMUNICATIONS                 x                                         1             x
ECHOSTAR COMMUNICATIONS                 x                                         1             x
EDISON INTERNATIONAL                    x                                         1             x
ENTERASYS NEWORKS                       x                                         1             x
EQUITABLE RESOURCES                     x                                         1             x
FAIR ISAAC & CO                         x                                         1             x
FIND SVP INC.                           x                                         1             x
FOOT LOCKER INC.                        x                                         1             x
HUGHES ELECTRONICS CORP.                x                                         1             x
GTECH HOLDINGS CORP.                    x                                         1             x
HNC SOFTWARE                            x                                         1             x
IMAGISTICS INTL INC                     x                                         1             x
INTEL CORP                              x                                         1             x
INTERGRAPH CORP                         x                                         1             x
IRON MOUNTAIN                           x                                         1             x
JARDEN CORP                             x                                         1             x
KEY3MEDIA GROUP INC.                    x                                         1             x
KINDER MORGAN LTD                       x                                         1             x
MOORE LTD                               x                                         1             x
PLAINS ALL AMERICAN PIPELINE            x                                         1             x
PPL CORP                                x                                         1             x
PRUDENTIAL FINANCIAL                    x                                         1             x
PRUDENTIAL FINANCIAL                    x                                         1             x
PUBLIC SERVICE ENT GROUP                x                                         1             x
RJ REYNOLDS                             x                                         1             x
VELOCITY EXPRESS CORP.                  x                                         1             x
WHX CORP HOLDINGGS                      x                                         1             x
WILLIAMS COMM GROUP                     x                                         1             x
WILLIAMS COS INC                        x                                         1             x
WYNDHAM INTERNATIONAL                   x                                         1             x





Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at June 30, 2002 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.
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